Long-Term Debt	12 Months Ended
Dec. 31, 2019
Financial Instruments [Abstract]
Long-Term Debt
Long-Term Debt

	2019	2018
Canadian dollar denominated debt, unsecured
Bank credit facilities	$1,688	$831
Medium-term notes
3.05% debentures due June 19, 2019	—	500
2.60% debentures due December 3, 2019	—	500
2.05% debentures due June 1, 2020	900	900
2.89% debentures due August 14, 2020	1,000	1,000
3.31% debentures due February 11, 2022	1,000	1,000
3.55% debentures due June 3, 2024	500	500
3.42% debentures due December 1, 2026	600	600
4.85% debentures due May 30, 2047	300	300
	5,988	6,131
US dollar denominated debt, unsecured
Bank credit facilities (December 31, 2019 – US$3,745 million; December 31, 2018 – US$2,954 million)	4,855	4,031
Commercial paper (December 31, 2019 – US$254 million; December 31, 2018 – US$104 million)	329	141
US dollar debt securities
3.45% due November 15, 2021 (US$500 million)	648	682
2.95% due January 15, 2023 (US$1,000 million)	1,296	1,364
3.80% due April 15, 2024 (US$500 million)	648	682
3.90% due February 1, 2025 (US$600 million)	778	819
3.85% due June 1, 2027 (US$1,250 million)	1,621	1,706
7.20% due January 15, 2032 (US$400 million)	519	546
6.45% due June 30, 2033 (US$350 million)	454	478
5.85% due February 1, 2035 (US$350 million)	454	478
6.50% due February 15, 2037 (US$450 million)	583	614
6.25% due March 15, 2038 (US$1,100 million)	1,426	1,501
6.75% due February 1, 2039 (US$400 million)	519	546
4.95% due June 1, 2047 (US$750 million)	972	1,023
	15,102	14,611
Long-term debt before transaction costs and original issue discounts, net	21,090	20,742
Less: original issue discounts, net (1)	17	17
transaction costs (1) (2)	91	102
	20,982	20,623
Less: current portion of commercial paper	329	141
current portion of other long-term debt (1) (2)	2,062	1,000
	$18,591	$19,482

(1)	The Company has included unamortized original issue discounts and premiums, and directly attributable transaction costs in the carrying amount of the outstanding debt.

(2)	Transaction costs primarily represent underwriting commissions charged as a percentage of the related debt offerings, as well as legal, rating agency and other professional fees.

BANK CREDIT FACILITIES AND COMMERCIAL PAPER
As at December 31, 2019, the Company had in place revolving bank credit facilities of $4,959 million of which $4,737 million was available for use. Additionally, the Company had in place fully drawn term credit facilities of $6,650 million. Details of these facilities are described below. This excludes certain other dedicated credit facilities supporting letters of credit.

•	a $100 million demand credit facility;

•	a $750 million non-revolving term credit facility maturing February 2021;

•	a $2,425 million revolving syndicated credit facility maturing June 2022;

•	a $3,250 million non-revolving term credit facility maturing June 2022;

•	a $2,650 million non-revolving term credit facility maturing February 2023;

•	a $2,425 million revolving syndicated credit facility maturing June 2023; and

•	a £5 million demand credit facility related to the Company’s North Sea operations.
During 2019, the Company fully repaid and cancelled the $1,800 million non-revolving term credit facility scheduled to mature in May 2020. In addition, the $2,200 million non-revolving term credit facility, originally due October 2020, was extended to February 2023 and increased to $2,650 million.
During 2019, the Company entered into a $3,250 million non-revolving term credit facility to finance the acquisition of assets from Devon (see note 7). The facility matures in June 2022 and is subject to annual amortization of 5% of the original balance.
Borrowings under the Company's non-revolving term credit facilities may be made by way of pricing referenced to Canadian dollar bankers' acceptances, US dollar bankers’ acceptances, LIBOR, US base rate or Canadian prime rate. As at December 31, 2019, the non-revolving term credit facilities were fully drawn.
During 2019, the Company extended the $2,425 million revolving syndicated credit facility, of which $330 million was originally due June 2019 and $2,095 million was originally due June 2021, to June 2023. The revolving credit facilities are extendible annually at the mutual agreement of the Company and the lenders. If the facilities are not extended, the full amount of the outstanding principal would be repayable on the maturity date. Borrowings under the Company's revolving term credit facilities may be made by way of pricing referenced to Canadian dollar bankers' acceptances, US dollar bankers' acceptances, LIBOR, US base rate or Canadian prime rate.
During 2019, the Company reduced the £15 million demand credit facility related to the Company’s North Sea operations, to £5 million.
The Company’s borrowings under its US commercial paper program are authorized up to a maximum US$2,500 million. The Company reserves capacity under its revolving bank credit facilities for amounts outstanding under this program.
The Company’s weighted average interest rate on bank credit facilities and commercial paper outstanding as at December 31, 2019 was 2.5% (December 31, 2018 – 2.6%), and on total long-term debt outstanding for the year ended December 31, 2019 was 4.0% (December 31, 2018 – 3.9%).
As at December 31, 2019, letters of credit and guarantees aggregating to $468 million were outstanding.
MEDIUM-TERM NOTES
During 2019, the Company repaid $500 million of 2.60% medium-term notes and $500 million of 3.05% medium-term notes.
In July 2019, the Company filed a new base shelf prospectus that allows for the offer for sale from time to time of up to $3,000 million of medium-term notes in Canada, which expires in August 2021, replacing the Company's previous base shelf prospectus, which would have expired in August 2019. If issued, these securities may be offered in amounts and at prices, including interest rates, to be determined based on market conditions at the time of issuance.
US DOLLAR DEBT SECURITIES
In July 2019, the Company filed a new base shelf prospectus that allows for the offer for sale from time to time of up to US$3,000 million of debt securities in the United States, which expires in August 2021, replacing the Company's previous base shelf prospectus, which would have expired in August 2019. If issued, these securities may be offered in amounts and at prices, including interest rates, to be determined based on market conditions at the time of issuance.
During 2018, the Company repaid US$600 million of 1.75% notes and US$400 million of 5.90% notes.
SCHEDULED DEBT REPAYMENTS
Scheduled debt repayments are as follows:

Year	Repayment
2020	$2,391
2021	$1,552
2022	$3,879
2023	$3,894
2024	$1,148
Thereafter	$8,226